Assets included in disposal groups classified as held for sale and associated liabilities	12 Months Ended
Dec. 31, 2017
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of discontinued operations [text block]

The notes included in this section focuses on related party transactions, Auditors’ remuneration and directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures, entities under common directorships and Key Management Personnel.

43 Assets included in disposal groups classified as held for sale and associated liabilities

Accounting for non-current assets held for sale and associated liabilities

The group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell.

Assets included in disposal groups classified as held for sale
	Total	Total
	2017	2016
	£m	£m
Cash and balances at central banks	-	2,930
Items in the course of collection from other banks	-	570
Trading portfolio assets	-	3,084
Financial assets designated at fair value	3	6,984
Derivative financial instruments	-	1,992
Financial investments	-	7,737
Loans and advances to banks	-	1,666
Loans and advances to customers	1,164	43,504
Prepayments, accrued income and other assets	-	696
Investments in associates and joint ventures	-	87
Property, plant and equipment	26	954
Goodwill	-	997
Intangible assets	-	570
Current and deferred tax assets	-	149
Retirement benefit assets	-	33
Total	1,193	71,953
Balance of impairment unallocated under IFRS 5	-	(499)
Total assets classified as held for sale	1,193	71,454

Liabilities included in disposal groups classified as held for sale
	Total	Total
	2017	2016
	£m	£m
Deposits from banks	-	2,149
Items in the course of collection due to banks	-	373
Customer accounts	-	42,431
Repurchase agreements and other similar secured borrowing	-	597
Trading portfolio liabilities	-	388
Financial liabilities designated at fair value	-	7,325
Derivative financial instruments	-	1,611
Debt securities in issue	-	7,997
Subordinated liabilities	-	934
Accruals, deferred income and other liabilities	-	1,180
Provisions	-	103
Current and deferred tax liabilities	-	162
Retirement benefit liabilities	-	42
Total liabilities classified as held for sale	-	65,292

Net assets classified as held for sale	1,193	6,162
Expected contribution to BAGL	-	866
Disposal group post contribution	1,193	7,028

During the year, a number of disposal groups classified as held for sale have been disposed of. The £70bn decrease in assets is driven by the disposals of BAGL (£65bn), the French retail business (£4bn), the Egypt business (£1bn), Barclays Vida Pensiones (£0.7bn) and the Zimbabwe business (£0.4bn). The associated liabilities of the above disposal groups have also been sold in the year.

Discontinued Operations

On 1 March 2016, Barclays announced its intention to reduce the Group’s 62.3% interest in BAGL to a level which would permit Barclays to deconsolidate BAGL from a regulatory perspective and, prior to that, from an accounting perspective. From this date, BAGL was treated as a discontinued operation. On 5 May 2016, Barclays sold 12.2% of the Group’s interest in BAGL and on 1 June 2017 Barclays sold a further 33.7% of BAGL’s issued share capital, resulting in the accounting deconsolidation of BAGL from the Barclays Group. As a result, as of 1 June 2017 BAGL was consequently no longer reported as a discontinued operation. At this time, Barclays holding in BAGL technically met the requirements to be treated as an Associate. However, following a revision of its governance rights in July 2017 and the difference being immaterial, the holding was treated as an Available for Sale (AFS) asset from the transaction date. In Q317 Barclays contributed 1.5% of BAGL’s ordinary shares to a Black Economic Empowerment scheme, resulting in Barclays accounting for 126 million ordinary shares in BAGL, representing 14.9% of BAGL’s issued share capital. The retained investment is reported as an Available for Sale (AFS) asset, in the Head Office segment, with Barclays’ share of BAGL’s dividend recognised in the Head Office income statement.

Prior to the disposal of shares on 1 June 2017, BAGL met the requirements for presentation as a discontinued operation. As such, the results, which have been presented as the profit after tax and non-controlling interest in respect of the discontinued operation on the face of the Group income statement, are analysed in the income statement below. The income statement, statement of other comprehensive income and cash flow statement below represent five months of results as a discontinued operation to 31 May 2017, compared to the full year ended 31 December 2016.

Barclays Africa disposal group income statement
	2017	2016
For the year ended 31 December	£m	£m
Net interest income	1,024	2,169
Net fee and commission income	522	1,072
Net trading income	149	281
Net investment income	30	45
Net premiums from insurance contracts	161	362
Other income	(16)	8
Total income	1,870	3,937
Net claims and benefits incurred on insurance contracts	(84)	(191)
Total income net of insurance claims	1,786	3,746
Credit impairment charges and other provisions	(177)	(445)
Net operating income	1,609	3,301
Staff costs	(586)	(1,186)
Administration and general expenses[a]	(1,634)	(1,224)
Operating expenses	(2,220)	(2,410)
Share of post-tax results of associates and joint ventures	5	6
(Loss)/profit before tax	(606)	897
Taxation	(154)	(306)
(Loss)/profit after tax[b]	(760)	591

Attributable to:
Equity holders of the parent	(900)	189
Non-controlling interests	140	402
(Loss)/profit after tax[b]	(760)	591

Notes

  Includes impairment of £1,090m (2016: £nil).
  Total loss in respect of the discontinued operation was £2,195m which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.

Other comprehensive income relating to discontinued operations is as follows:

	2017	2016
For the year ended 31 December	£m	£m
Available for sale assets	(3)	(9)
Currency translation reserves	(38)	1,451
Cash flow hedge reserves	19	89
Other comprehensive (loss)/income, net of tax from discontinued operations	(22)	1,531

The cash flows attributed to the discontinued operation are as follows:

	2017	2016
For the year ended 31 December	£m	£m
Net cash flows from operating activities	540	1,164
Net cash flows from investing activities	(245)	(691)
Net cash flows from financing activities	(165)	(105)
Effect of exchange rates on cash and cash equivalents	(29)	37
Net increase in cash and cash equivalents	101	405